Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 030
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
Below are the Plan's financial instruments carried at fair value by their ASC 820 fair value hierarchy level as of December 31, 2025 and 2024:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Investments:
Dover Stock Fund	$419,699	$—	$—	$419,699
Interest-bearing cash	8,198	—	—	8,198
Total investments in the fair value hierarchy	$427,897	$—	$—	427,897
Investments measured at net asset value*
Collective funds				1,432,250
Total investments at fair value				$1,860,147

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Investments:
Dover Stock Fund	$415,560	$—	$—	$415,560
Mutual fund	59,307	—	—	59,307
Interest-bearing cash	6,834	—	—	6,834
Total investments in the fair value hierarchy	$481,701	$—	$—	481,701
Investments measured at net asset value*
Collective funds				1,242,560
Total investments at fair value				$1,724,261
* In accordance with Subtopic 820-10, certain investments that are measured using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of net assets available for benefits.